[CLAYMORE LETTERHEAD]

VIA EDGAR
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Securities and Exchange Commission
101 F Street, NE
Washington, D.C.  20549

          Re: Claymore Exchange-Traded Fund Trust
          File Number: 333-134551, 811-21906
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Ladies and Gentlemen:

On behalf of Claymore Exchange-Traded Fund Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A, filed on August 20, 2010, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 20, 2010, accession number 0000891804-10-004105.

     If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 641-5669.

                         Very truly yours,

                         Claymore Exchange-Traded Fund Trust

                         By: /s/ Melissa Nguyen
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                                 Melissa Nguyen
                                 Secretary